Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.74867%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,565,708.91

Principal:
Principal Collections	$35,750,496.84
Prepayments in Full	$19,029,629.99
Liquidation Proceeds	$808,534.07
Recoveries	$47,306.66
Sub Total	$55,635,967.56
Collections	$61,201,676.47

Purchase Amounts:
Purchase Amounts Related to Principal	$79,033.40
Purchase Amounts Related to Interest	$450.66
Sub Total	$79,484.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$61,281,160.53

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$61,281,160.53
Servicing Fee	$1,250,613.55	$1,250,613.55	$0.00	$0.00	$60,030,546.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$60,030,546.98
Interest - Class A-2a Notes	$1,157,445.25	$1,157,445.25	$0.00	$0.00	$58,873,101.73
Interest - Class A-2b Notes	$1,004,145.18	$1,004,145.18	$0.00	$0.00	$57,868,956.55
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$55,092,431.55
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$54,706,584.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,706,584.88
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$54,465,743.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,465,743.38
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$54,465,743.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$54,465,743.38
Regular Principal Payment	$59,458,396.60	$54,465,743.38	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$61,281,160.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$54,465,743.38
Total					$54,465,743.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,955,687.03	$83.36	$1,157,445.25	$3.58	$28,113,132.28	$86.94
Class A-2b Notes	$27,510,056.35	$83.36	$1,004,145.18	$3.04	$28,514,201.53	$86.40
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,465,743.38	$29.57	$5,564,803.60	$3.02	$60,030,546.98	$32.59

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$257,210,056.42	0.7954540	$230,254,369.39	0.7120902
Class A-2b Notes	$262,499,825.64	0.7954540	$234,989,769.29	0.7120902
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,358,449,882.06	0.7374503	$1,303,984,138.68	0.7078830

Pool Information
Weighted Average APR	4.697%	4.698%
Weighted Average Remaining Term	50.02	49.22
Number of Receivables Outstanding	45,050	44,076
Pool Balance	$1,500,736,259.97	$1,444,185,970.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,387,951,241.86	$1,335,833,461.73
Pool Factor	0.7505638	0.7222813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$108,352,508.61
Targeted Overcollateralization Amount	$145,194,484.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$140,201,831.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$882,595.33
(Recoveries)		24	$47,306.66
Net Loss for Current Collection Period			$835,288.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6679%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3177%
Second Prior Collection Period			0.7007%
Prior Collection Period			0.4937%
Current Collection Period			0.6807%
Four Month Average (Current and Prior Three Collection Periods)			0.5482%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		861	$4,362,719.08
(Cumulative Recoveries)			$121,292.79
Cumulative Net Loss for All Collection Periods			$4,241,426.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2121%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,067.04
Average Net Loss for Receivables that have experienced a Realized Loss			$4,926.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	261	$10,844,747.71
61-90 Days Delinquent	0.12%	37	$1,682,230.70
91-120 Days Delinquent	0.02%	6	$312,393.13
Over 120 Days Delinquent	0.02%	6	$281,247.60
Total Delinquent Receivables	0.91%	310	$13,120,619.14

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,035,150.56
Total Repossessed Inventory		35	$1,799,126.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1264%
Prior Collection Period			0.1332%
Current Collection Period			0.1112%
Three Month Average			0.1236%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1576%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$4,181,012.12
2 Months Extended	115	$5,297,561.69
3+ Months Extended	26	$1,037,353.90

Total Receivables Extended	237	$10,515,927.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer